UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           ---------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           ---------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                     New York, NY                     7/30/2003
----------------                     ------------                     ---------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           70
                                         -----------
Form 13F Information Table Value Total:     $117,152
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
3M COMPANY                     COM              88579y101     3958   30685 SH       Sole             21000    400  30085
AGCO CORP COM                  COM              001084102      656   38400 SH       Sole             30000      0  17200
AGRIUM INC                     COM              008916108      625   57000 SH       Sole                 0      0  26700
ALTRIA GROUP INC               COM              02209s103     1181   26000 SH       Sole                 0      0  26000
AMERICAN EXPRESS COMPANY       COM              025816109      545   13026 SH       Sole              6700      0  13026
AMERICAN INTERNATIONAL GROUP I COM              026874107     4931   89371 SH       Sole              5800   1148  80923
AMGEN INC                      COM              031162100      679   10300 SH       Sole             13000      0   4400
AOL TIME WARNER INC            COM              00184a105      377   23400 SH       Sole             15000      0  10200
APPLERA CORP COM CELERA GENOMI COM              038020202      281   27200 SH       Sole             23000      0  11900
ARCHER-DANIELS-MIDLAND CO      COM              039483102      520   40400 SH       Sole                 0      0  16900
ARMOR HLDGS INC COM            COM              042260109     1951  145600 SH       Sole                 0   2800 141750
BRISTOL MYERS SQUIBB CO        COM              110122108     1208   44496 SH       Sole                 0      0  44496
CATERPILLAR INC                COM              149123101       17     300 SH       Sole                 0      0    300
CHEVRONTEXACO CORP             COM              166764100      476    6596 SH       Sole                 0      0   6596
CISCO SYSTEMS INC              COM              17275r102     2376  141512 SH       Sole              8900      0 141512
CITIGROUP INC                  COM              172967101     3687   86156 SH       Sole                 0   1300  75306
CLARUS CORP DEL                COM              182707109      144   23000 SH       Sole                 0      0  23000
COCA COLA CO                   COM              191216100     3679   79269 SH       Sole                 0   1550  77219
COLGATE PALMOLIVE CO           COM              194162103      362    6250 SH       Sole                 0      0   6250
COMCAST CORPORATION NEW SPL CL COM              20030n200     3728  128600 SH       Sole                 0   1900 126000
DEERE & CO COM                 COM              244199105      385    8418 SH       Sole                 0      0   8418
DELL COMPUTER INC              COM              247025109     2675   84020 SH       Sole                 0   1850  81470
DELL INC                       COM              24702r101        ?    2350 SH       Sole              3800      0   2350
DEVON ENERGY CORP NEW          COM              25179M103      379    7100 SH       Sole                 0      0   3200
DOW CHEMICAL CO                COM              260543103      207    6678 SH       Sole                 0      0   6678
E I DU PONT DE NEMOURS & CO    COM              263534109      100    2400 SH       Sole              5000      0   2400
EMERSON ELECTRIC CO            COM              291011104      824   16126 SH       Sole              5500      0  11126
ENCANA CORP                    COM              292505104      311    8100 SH       Sole              5800      0   2600
ENSCO INTL INC COM             COM              26874Q100      237    8800 SH       Sole                 0      0   3000
EXXON MOBIL CORP               COM              30231g102     6482  180516 SH       Sole                 0   3100 176866
GENERAL ELECTRIC CO            COM              369604103     7854  273847 SH       Sole                 0   2600 270597
GENERAL MILLS INC              COM              370334104      455    9600 SH       Sole              5000      0   9600
GENERAL MOTORS CORP COM        COM              370442105      641   17796 SH       Sole              8000      0  12696
GILLETTE CO                    COM              375766102     3776  118520 SH       Sole              8000   1800 107870
GLOBALSANTAFE CORP             COM              g3930e101      362   15500 SH       Sole                 0      0   7500
HISPANIC BROADCASTING CL A     COM              43357B104     1987   78090 SH       Sole                 0   1700  75740
HOME DEPOT INC                 COM              437076102     3006   90754 SH       Sole             17000   1300  88954
HONEYWELL INTL INC             COM              438516106     2754  102575 SH       Sole              8000   2100  82275
INTEL CORP                     COM              458140100     3496  168000 SH       Sole                 0   2600 156200
INTERNATIONAL BUSINESS MACHINE COM              459200101     1293   15674 SH       Sole             15000      0  15674
J P MORGAN CHASE & CO          COM              46625h100     1609   47060 SH       Sole                 0      0  31760
JOHNSON & JOHNSON              COM              478160104     3162   61169 SH       Sole                 0    700  60169
MCDONALDS CORP                 COM              580135101      585   26500 SH       Sole              8500      0  26500
MERCK & CO INC                 COM              589331107     9592  158421 SH       Sole                 0   1000 148271
MICROSOFT CORP                 COM              594918104     6140  239472 SH       Sole                 0   2350 236322
NEUBERGER BERMAN INC.          COM              641234109     1706   42750 SH       Sole                 0    900  41500
NORTHERN TRUST CORP            COM              665859104     1584   38075 SH       Sole                 0    800  36975
PEPSICO INC                    COM              713448108      730   16400 SH       Sole                 0      0  16400
PFIZER INC                     COM              717081103     4792  140310 SH       Sole                 0   1750 137910
PROCTER & GAMBLE CO            COM              742718109      285    3200 SH       Sole              8000      0   3200
ROWAN COS INC COM              COM              779382100      349   15600 SH       Sole                 0      0   7600
SBC COMMUNICATIONS INC         COM              78387g103      229    8965 SH       Sole                 0      0   8965
SCHERING PLOUGH CORP COM       COM              806605101      283   15200 SH       Sole                 0      0  15200
SCHLUMBERGER LTD               COM              806857108      459    9650 SH       Sole                 0      0   9650
SEALED AIR CORP NEW COM        COM              81211K100      658   13800 SH       Sole                 0      0  13800
SYSCO CORP                     COM              871829107      300   10000 SH       Sole             13000      0  10000
TEXAS INSTRUMENTS INC          COM              882508104      410   23300 SH       Sole                 0      0  10200
UNITED TECHNOLOGIES CORP       COM              913017109     3988   56310 SH       Sole                 0    800  55210
VALUE LINE INC COM             COM              920437100     2389   48750 SH       Sole                 0    600  47950
VERIZON COMMUNICATIONS         COM              92343v104      257    6502 SH       Sole                 0      0   6502
VIACOM INC-CL B                COM              925524308      243    5561 SH       Sole                 0      0   5561
WAL-MART STORES INC            COM              931142103      633   11800 SH       Sole                 0      0  11800
WALT DISNEY CO HOLDING CO      COM              254687106     4394  222458 SH       Sole              4000   2750 218658
WEATHERFORD INTERNATIONAL LTD  COM              g95089101      293    7000 SH       Sole                 0      0   3000
WEYERHAEUSER CO COM            COM              962166104      397    7350 SH       Sole                 0      0   7350
WYETH COM                      COM              983024100      567   12450 SH       Sole                 0      0  12450
BP P L C SPONSORED ADR (FRM BP                  055622104      472   11225 SH       Sole                 0      0  11225
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      211    5200 SH       Sole                 0      0   5200
ROYAL DUTCH PETROLEUM CO NY RE                  780257804      386    8272 SH       Sole                 0      0   8272
OIL SVC HOLDRS TR OIL SVC HOLD                  678002106     1444   24000 SH       Sole                 0    500  23300


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